Document and Entity Information	0 Months Ended
Sep. 03, 2013
Risk/Return:
Document Type	497
Document Period End Date	Sep. 03, 2013
Registrant Name	Mairs & Power Funds Trust
Central Index Key	0001521353
Amendment Flag	false
Document Creation Date	Sep. 03, 2013
Document Effective Date	Sep. 03, 2013
Prospectus Date	Apr. 30, 2013
Mairs & Power Balanced Fund | Investor Class
Risk/Return:
Trading Symbol	MAPOX
Mairs & Power Small Cap Fund | Investor Class
Risk/Return:
Trading Symbol	MSCFX